Notes Payable (Details) - USD ($)		1 Months Ended			3 Months Ended
	Jan. 11, 2018	Dec. 27, 2018	Mar. 27, 2018	Nov. 27, 2017	Mar. 31, 2019	Mar. 31, 2018	Sep. 26, 2018
Notes Payable (Textual)
Interest expenses					$ 5,085	$ 1,807
Taiwanese [Member]
Notes Payable (Textual)
Promissory note, Description	The principal and accrued interest totaling NT$6,090,000, equivalent to $199,143, has been paid in full.			Entered into a promissory note for borrowing an aggregate amount of NT$6,000,000, equivalent to $196,200, for the period from November 27, 2017 to January 11, 2018. The principal of promissory note bears interest at 12% per annum. This promissory note is secured by 700,000 Common Stock shares of ABVC and is also personal guaranteed by the Company's chairman.
Interest				12.00%
Hsu and Chow Promissory Note [Member]
Notes Payable (Textual)
Promissory note, Description			BioLite Taiwan and two individuals entered into a promissory note, (the "Hsu and Chow Promissory Note"), for borrowing an aggregate amount of NT$4,660,000, equivalent to $152,382, for the period from March 27, 2018 to June 26, 2018.
Interest							13.6224%
BioLite Taiwan [Member]
Notes Payable (Textual)
Promissory note, Description		Issued a promissory note of NT$450,000, equivalent to $14,715, to Taipei Veterans General Hospital to repay the clinical experiment costs. The note has been paid in full on January 2, 2019.
Interest expenses					$ 10,768	$ 8,834
Unsecured loan agreements, Description					Entered various unsecured loan agreements bearing interest at fixed rates between 12% and 13.6224% per annum with three individuals to advance in aggregate of NT$10,750,000, equivalent to $348,300, for working capital purpose. The term of the loan varies from one month to three months with various maturity dates through May 25, 2018.